STOCKHOLDER’S EQUITY (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	9 Months Ended
	Mar. 25, 2025	Jun. 30, 2026	Dec. 31, 2025	Aug. 11, 2025	Aug. 01, 2025
D Boral A R C Acquisition I Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			5,000,000
Preferred stock, par value			$ 0.0001
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Class A ordinary shares subject to possible redemption, $0.0001 par value; 500,000,000 shares authorized; 28,000,000 shares issued and outstanding, at redemption value of $10.17			$ 284,776,628		$ 3,438,859
Stock Issued During Period, Shares, New Issues			50,000,000
Aggregate purchase price	$ 25,000
Cancellation of ordinary shares				321,429
Period of warrants exercisable			30 days
Warrants exercise price			$ 9.20
Holders of warrants			30 days
Number of trading days			20 days
Number of consecutive trading days			30 days
Market value			115.00%
Redemption price			$ 18.00
Share redemption trigger prices			180.00%
Cash and Cash Equivalent			$ 0
D Boral A R C Acquisition I Corp [Member] | Warrants
Class of Stock [Line Items]
Warrants exercise price			$ 0.01
D Boral A R C Acquisition I Corp [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	1,607,143
D Boral A R C Acquisition I Corp [Member] | Sponsor [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	12,321,429
D Boral A R C Acquisition I Corp [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized			500,000,000
Common stock, par value			$ 0.0001
Common stock, shares issued			1,200,000
Common stock, shares outstanding			1,200,000
Class A ordinary shares subject to possible redemption, $0.0001 par value; 500,000,000 shares authorized; 28,000,000 shares issued and outstanding, at redemption value of $10.17			$ 28,000,000
Share price			$ 18.00
D Boral A R C Acquisition I Corp [Member] | Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized			50,000,000
Common stock, par value			$ 0.0001
Common stock, shares issued			12,000,000
Common stock, shares outstanding			12,000,000
D Boral A R C Acquisition I Corp [Member] | Common Stock Class B [Member]
Class of Stock [Line Items]
Conversion basis			one-for-one basis
D Boral A R C Acquisitions I Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Class A ordinary shares subject to possible redemption, $0.0001 par value; 500,000,000 shares authorized; 28,000,000 shares issued and outstanding, at redemption value of $10.17		$ 289,883,138	$ 284,776,628		$ 3,438,859
Cancellation of ordinary shares				321,429
Period of warrants exercisable		30 days
Warrants exercise price		$ 9.20
Holders of warrants		30 days
Number of trading days		20 days
Number of consecutive trading days		30 days
Market value		115.00%
Redemption price		$ 18.00
Share redemption trigger prices		180.00%
Cash and Cash Equivalent	$ 25,000	$ 0	$ 0
D Boral A R C Acquisitions I Corp [Member] | Conversion Of Class B To Class A Common Stock [Member]
Class of Stock [Line Items]
Percentage of total number of ordinary shares		30.00%
D Boral A R C Acquisitions I Corp [Member] | Warrants
Class of Stock [Line Items]
Warrants exercise price		$ 0.01
D Boral A R C Acquisitions I Corp [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	1,607,143
D Boral A R C Acquisitions I Corp [Member] | Sponsor [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	12,321,429
D Boral A R C Acquisitions I Corp [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000	500,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		1,200,000	1,200,000
Common stock, shares outstanding		1,200,000	1,200,000
Share price		$ 18.00
D Boral A R C Acquisitions I Corp [Member] | Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		12,000,000	12,000,000
Common stock, shares outstanding		12,000,000	12,000,000
D Boral A R C Acquisitions I Corp [Member] | Common Stock Class B [Member]
Class of Stock [Line Items]
Conversion basis		one-for-one basis
D Boral A R C Acquisitions I Corp [Member] | Class A Ordinary Share [Member]
Class of Stock [Line Items]
Class A ordinary shares subject to possible redemption, $0.0001 par value; 500,000,000 shares authorized; 28,000,000 shares issued and outstanding, at redemption value of $10.17		$ 28,000,000